Basic and Diluted Net Income Per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of earnings per share, basic and diluted
	Six months ended June 30,
	2019	2020
	Unaudited
Numerator (thousands):

Net income used for earnings per share	$11,995	$16,117

Denominator (thousands):

Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	49,994	50,236
Stock option and RSUs	436	892

Denominator for diluted net earnings per share - adjusted weighted average number of shares	50,430	51,128